                       Supplement to the February 28, 2008
                    Schwab Fundamental Index Funds Prospectus

At page 18 the Schwab Fundamental International Large Company Index Fund's "Fee table" and "Expenses on a $10,000 investment" table are deleted and replaced with the tables below.

The information provided in this supplement is as of April 21, 2008.

FEE TABLE (%)

SHAREHOLDER FEES                                      INVESTOR    SELECT    INSTITUTIONAL
  (% of transaction amount)                            SHARES     SHARES       SHARES
-----------------------------------------------------------------------------------------
                                                                                             <--
Redemption fee*                                           2.00      2.00             2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------
                                                                                             <--
Management fees                                           0.30      0.30             0.30
Distribution (12b-1) fees                                 None      None             None
                                                                                             <--
Other expenses                                            1.13      0.98             0.98
                                                       ----------------------------------
                                                                                             <--
Total annual operating expenses                           1.43      1.28             1.28

                                                                                             <--
Less expense reduction                                   (0.84)    (0.84)           (0.93)
                                                       ----------------------------------
                                                                                             <--
NET OPERATING EXPENSES**                                  0.59      0.44             0.35
                                                       ----------------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares, and Institutional Shares to 0.59%, 0.44% and 0.35% respectively, through 2/27/09.

EXPENSES ON A $10,000 INVESTMENT

                                         1 year    3 years    5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                             $60       $370       $702     $1,641
SELECT SHARES                               $45       $323       $622     $1,471
INSTITUTIONAL SHARES                        $36       $314       $613     $1,463

Please retain this supplement for your records.

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved.

Member SIPC. REG41886 (04/08)